Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Spinnaker ETF Series
Entity Central Index Key	0001484018
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Tuttle Capital Self Defense Index ETF
Shareholder Report [Line Items]
Fund Name	Tuttle Capital Self Defense Index ETF
Class Name	Tuttle Capital Self Defense Index ETF
Trading Symbol	GUNZ
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Tuttle Capital Self Defense Index ETF for the period September 9, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gunzetf.com/fund-info. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	www.gunzetf.com/fund-info
Expenses [Text Block]

What were the Fund costs for the past period?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GUNZ	$41¹	0.95%

¹ Based on operations for the period from September 9, 2024 to January 31, 2025. Expenses for the full fiscal period would be higher.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.95%
Net Assets	$ 584,093
Holdings Count | Holdings	18
Investment Company, Portfolio Turnover	31.53%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)

Net Assets	$584,093
Number of Holdings	18
Portfolio Turnover	31.53%

Holdings [Text Block]	In what did the Fund invest? (as of January 31, 2025) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
AMMO Inc	9.1%
Palantir Technologies Inc	6.2%
ADT Inc	5.8%
OSI Systems Inc	5.8%
Axon Enterprise Inc	5.7%
Teledyne Technologies Inc	5.7%
Evolv Technologies Holdings Inc	4.7%
Resideo Technologies Inc	4.7%
Napco Security Technologies Inc	4.6%
Sturm Ruger & Co Inc	4.6%